SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2023
SHARE-BASED PAYMENT
SHARE-BASED PAYMENT
24. SHARE-BASED PAYMENT

Accounting policy:

The fair value of share-based payment benefits at the grant date is recognized, as personnel expenses, with a corresponding increase in equity, for the period in which employees unconditionally acquire the right to the benefits and ratably over the vesting period.

The amount recognized as an expense is adjusted to reflect the number of shares for which there is an expectation that the service conditions and non-market acquisition conditions will be met, such that the amount ultimately recognized as an expense is based on the number of shares that actually meet the service conditions and non-market acquisition conditions on the date the payment rights are acquired (vesting date). For share-based payment benefits with a non-vesting condition, the grant date fair value of the share-based payment is measured to reflect such conditions and there is no modification for differences between expected and actual benefits.

The fair value of the amount payable to employees in respect of share appreciation rights, which are settled in cash, is recognized as an expense with a corresponding increase in liabilities during the period in which employees unconditionally acquire the right to payment. Liabilities are remeasured at each financial position date and settlement date, based on the fair value of share appreciation rights. Any changes in the fair value of the liability are recognized in profit or loss as personnel expenses.

The Company and its subsidiaries have Share-Based Compensation Plans that are payable in shares and cash. As of December 31, 2023, the Group has the following share-based payment arrangements:

Plans before 2022

(i)	Share grant plans (settled in share), without lock-up, with delivery of shares at the end of the 5-year grace period, conditioned only on the maintenance of the employment relationship (service condition).
(ii)	Share grant plans (settled in share), without lock-up, with delivery of shares throughout or at the end of the grace period of 3 to 5 years, subject to i) part of the options on maintaining the employment relationship (service condition) and ii) starting from the achievement of each of the metrics that make up the performance goals (performance conditions).
(iii)	Share-based remuneration plan (cash-settled) where beneficiaries are allocated a certain number of units referenced to a theoretical share price calculated based on the Cosan Group's EBITDA each year. The units will be paid in cash, upon compliance with the contractual conditions of a 3 to 5 year vesting period. Payments take place at the end of each cycle (3 to 5 years after the grant date), based on the converted reference value of the share at that time.

Grants made in 2023

  Share grant program (liquidated in shares)

In the year ended of December 31, 2023, the following Grant Program was established:

Program

Conditions for vesting

Cosan Partners 2023.

Grants January 30, 2023.

The incentive program is conditioned on length of service (service condition) and performance targets (performance conditions). Of the program's total shares, 60% are related to length of service for a period of 3 years, with shares being granted annually. The remainder, equivalent to 40% of the program, are related to performance goals, requiring the achievement of specific metrics that can vary between 0% and 110% (to calculate the fair value, reaching 100% was considered). Stocks stay in lock-up for a year.

Grant March 28, 2023.

The incentive program is conditioned on length of service (service condition) and performance targets (performance conditions). Of the program's total shares, 49% are related to length of service for a period of 3 years, with shares being granted annually. The remainder, equivalent to 51% of the program, are related to performance goals, requiring the achievement of specific metrics that can vary between 0% and 110%. (to calculate the fair value was considered the achievement of 100%). Shares are in lock-up for one year.

The total value of shares granted in the two plans is 12,472,325.

Cosan Invest.

Grant July 31, 2023.

The incentive program is conditioned on length of service (service condition) and performance targets (performance conditions). Of the program's total shares, 41% are related to length of service for a period of 3 years, with shares being granted annually. The remainder, equivalent to 59% of the program, are related to performance goals, requiring the achievement of specific metrics that can vary between 50% and 150%.

Program

Conditions for vesting

Invest Cosan III - Partners

Grant December 01, 2023.

The incentive program in the matching model is conditioned on service time (service condition) and the investment made by the beneficiary with own resources, which must be maintained in shares during the grace period. Of the total actions of the program 50% are related to service time of 3 years and the rest, equivalent to 50% of the program, related to service time of 5 years.

Rumo Invest.

Grant September 1, 2023.

Option programs, without lock-up, with delivery of the shares at the end of the three-year grace period, conditioned on i) part of the options to the maintenance of the employment relationship (service condition) and ii) part to the achievement of each of the metrics that make up the performance goals, and the number of performance options granted may vary between 0% and 200% depending on performance.

SOP Moove.

Grant July 1, 2023.

The incentive program is conditioned on length of service (service condition) and linked to the occurrence of a liquidity event defined in the program (performance conditions). The options granted to participants may only be exercised after they become vested options, and the maximum period for exercising the Options will be 6 (six) years from the date of grant. The exercise price of the options covered by this Program is R$50.05 for Model A options, R$106.28 for Model B options and R$135.05 for Models C and D options (“Exercise Price”) and must be paid in cash, simultaneously with the formalization of the subscription or purchase. To measure fair value, the binomial model is used with premises such as price of the base asset, distribution of dividends (0% dividend yield), exercise price according to each Model within the program, expected average exit rate, risk-free rate, volatility and effect of lock-up linked to the exercise of options.

Award Type / Award Date	Company	Life expectancy (months)	Grants under plans	Exercised / Canceled / Transferred	Available	Fair value as of grant date - R$
Share grant program
07/31/2018	Cosan S.A.	60	842,408	(842,408)	—	9.65
07/31/2019	Cosan S.A.	60	229,020	(41,714)	187,306	13.44
07/31/2020	Cosan S.A.	60	68,972	(6,704)	62,268	20.93
07/31/2021 - Invest I	Cosan S.A.	36	424,839	(25,722)	399,117	24.38
09/10/2021 - Invest II	Cosan S.A.	48	5,283,275	(1,981,231)	3,302,044	22.24
10/11/2021 - Invest III	Cosan S.A.	60	806,752	—	806,752	23.20
07/31/2022 - Invest I	Cosan S.A.	36	846,506	(11,208)	835,298	18.74
11/22/2022 - Invests Partners	Cosan S.A.	60	377,173	—	377,173	17.14
01/30/2023 - Invest Partners	Cosan S.A.	36	12,472,325	—	12,472,325	15.26
07/31/2023 - Invest Cosan I - Regular	Cosan S.A.	36	1,047,845	—	1,047,845	17.53
12/01/2023 - Invest Cosan III - Associates	Cosan S.A.	60	546,734	—	546,734	17.68
			22,945,849	(2,908,987)	20,036,862

07/31/2019	Comgás	48	83,683	(83,683)	—	79.00

07/01/2023 - Program SOP A	Moove	72	699,276	—	699,276	142.62
07/01/2023 - Program SOP B	Moove	72	279,710	—	279,710	88.32
07/01/2023 - Program SOP C	Moove	72	223,768	—	223,768	76.54
07/01/2023 - Program SOP D	Moove	72	139,855	—	139,855	71.45
			1,342,609	—	1,342,609

08/01/2018	Rumo S.A.	60	1,149,544	(1,149,544)	—	13.94
08/15/2019	Rumo S.A.	60	843,152	(267,977)	575,175	22.17
11/11/2020	Rumo S.A.	60	776,142	(249,747)	526,395	20.01
05/05/2021	Rumo S.A.	60	1,481,000	(977,523)	503,477	20.84
09/15/2021	Rumo S.A.	36	1,560,393	(191,959)	1,368,434	18.19
09/01/2022	Rumo S.A.	36	1,781,640	(53,959)	1,727,681	20.36
09/01/2022	Rumo S.A.	-	146,909	(146,909)	—	20.36
09/01/2023	Rumo S.A.	36	1,724,867	—	1,724,867	21.86
			9,463,647	(3,037,618)	6,426,029
Share-based compensation plan (settled in cash)
07/31/2019 - Invest I	Moove	60	132,670	(26,285)	106,385	50.79
07/31/2020 - Invest II	Moove	60	106,952	(17,695)	89,257	61.89
07/31/2021 - Invest III	Moove	36	80,729	(13,628)	67,101	102.73
07/31/2022 - Invest IV	Moove	36	77,967	(3,779)	74,188	135.05
07/31/2023 - Invest V	Moove	36	82,204	(233)	81,971	150.98
08/01/2021	Compass	24	29,492	(29,492)	—	25.46
08/01/2021	Edge Comercialização	36	35,075	(6,001)	29,074	25.46
08/01/2021	Compass	36	170,647	—	170,647	25.46
08/01/2021	Compass	36	37,572	—	37,572	25.46
11/01/2021	Compass	32	192,405	—	192,405	25.46
11/01/2021	Compass	32	1,646,411	(17,873)	1,628,538	25.46
02/01/2022	Compass	29	90,087	—	90,087	25.59
08/01/2022	Compass	36	837,439	—	837,439	25.59
08/01/2022	Compass	36	30,651	(6,460)	24,191	25.59
08/01/2022	TRSP	36	31,675	—	31,675	25.59
08/01/2023	Compass	36	242,802	—	242,802	34.12
08/01/2023	Compass	36	25,716	—	25,716	34.12
08/01/2023	TRSP	36	22,950	—	22,950	34.12
			3,873,444	(121,446)	3,751,998

Total			37,709,232	(6,151,734)	31,557,498

a) Reconciliation of outstanding share options

The change in outstanding share options is as follows:

	Parent company	Consolidated
Balance as of January 1, 2022	7,801,240	15,592,511
Granted	1,223,679	5,156,829
Exercised/cancels/other	(1,597,962)	(2,872,832)
Balance as of December 31, 2022	7,426,957	17,876,508
Granted	14,066,904	16,868,466
Exercised/cancels/other	(1,456,999)	(3,187,476)
Balance as of December 31, 2023	20,036,862	31,557,498

b) Fair value measurement

The weighted average fair value of the programs granted during December 31, 2023 and 2022 and the main assumptions used in applying the Black-Scholes and Binominal model were as follows:

		Average market price on the grant date	Interest rate	Volatility
Cosan S.A	12/31/2023	16.82	N/A	N/A
	12/31/2022	17.14	6.82%	36.50%

Compass	12/31/2023	42.21	N/A	N/A
	12/31/2022	29.20	N/A	N/A

Comgás	12/31/2023	-	N/A	N/A
	12/31/2022	79.00	N/A	N/A

TRSP	12/31/2023	42.21	N/A	N/A
	12/31/2022	29.20	N/A	N/A

Rumo (i)	12/31/2023	21.87	10.41%	25.84%
	12/31/2022	20.56	11.53%	27.70%

Moove (ii)	12/31/2022	105.98	4.05%	42.85%

(i)	Volatility was determined based on the historical volatility of the share price in the last thirty days prior to the grant date.
(ii)	Volatility was determined based on the historical volatility of the parent company's share price, since Moove is not yet publicly traded, taking as a measure the period proportional to the term of the plan.

c) Expenses recognized in profit or loss

Share-based compensation expenses included in the profit or loss for the years ended December 31, 2023, 2022 and 2021 were R$207,713, R$99,098 and R$84,052 respectively.